Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 197	$ 814	$ 556
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 197	$ 814	$ 556
Average cost of shares purchased for cancellation	$ 102.82	$ 103.62	$ 97.36
Book value of shares purchased for cancellation	$ 24	$ 97	$ 70
Average book value of shares purchased for cancellation	$ 12.28	$ 12.34	$ 12.26